Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

WISeKey has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2020, WISeKey holds one finance lease for IT equipment in our datacenter, 9 operating leases, and 4 short-term leases. One of its short-term leases is for a vehicle, whilst all other short-term and operating leases relate to premises. We do not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised. The finance lease contains an option to purchase the assets at the end of the lease which we have assumed will be exercised and so has been included in the calculation of the right of use asset and lease liability.

We have elected the short-term lease practical expedient related to leases of various premises and equipment. We have elected the practical expedients related to lease classification of leases that commenced before the effective date of ASC 842.

In the years 2020, 2019, and 2018 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2020	2019	2018
Finance lease cost:
Amortization of right-of-use assets	66	31	-
Interest on lease liabilities	12	8	-
Operating lease cost:
Fixed rent expense	602	567	561
Short-term lease cost	22	63	61
Net lease cost	702	669	622
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	702	669	622
Net lease cost	702	669	622

In the years 2020 and 2019, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	106	47
Operating cash flows from operating leases	632	550
Financing cash flows from finance leases	12	8
Non-cash investing and financing activities :
Net lease cost	702	669
Additions to ROU assets obtained from:
New finance lease liabilities*	-	321
New operating lease liabilities*	544	3,768

*In line with the new standard ASC 842 “Leases” and its transition guidance, we considered all leases as new leases in 2019.

As at December 31, 2020, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2021	629	4	125	759
2022	449	-	64	513
2023	357	-	-	357
2024	357	-	-	357
2025 and beyond	1,201			1,200
Total future minimum operating and short-term lease payments	2,993	4	189	3,186
Less effects of discounting	(491)	-	(3)	(494)
Less effects of practical expedient	-	(4)	-	(4)
Lease liabilities recognized	2,502	-	186	2,688

In line with ASU 2018-11, future minimum lease payments under legacy ASC 840 are disclosed in the table below:

Year	USD'000
2021	759
2022	513
2023	357
2024	357
2025 and beyond	1,200
Total future minimum operating and short-term lease payments	3,186
Less effects of discounting	(498)
Lease liabilities recognized	2,688

As of December 31, 2020, the weighted-average remaining lease term was 1.5 years for our finance lease and 6.58 years for operating leases.

For our finance lease, the implicit rate was calculated as 5.17%. For our operating leases and because we generally do not have access to the implicit rate in the lease, we calculated an estimate rate based upon the estimated incremental borrowing rate of the entity holding the lease. The weighted average discount rate associated with operating leases as of December 31, 2020 was 3.09%.